EARNINGS PER SHARE (Schedule of Data Relating to Net Income (Loss) and Weighted Average Number of Shares) (Details) - ILS (₪) shares in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Profit for the year	₪ 115	₪ 17	₪ 19
Weighted average number of shares used in computation of basic EPS (in thousands)	183,203	182,331	162,831
Add - net additional shares from assumed exercise of employee stock options and restricted shared (in thousands)	1,131	857	777
Weighted average number of shares used in computation of diluted EPS (in thousands)	184,334	183,188	163,608
Number of options and restricted shares not taken into account in computation of diluted earnings per share, because of their anti-dilutive effect (in thousands)	4,470	6,466	8,952